Definite-Lived Intangible Assets, Net	6 Months Ended
Jun. 30, 2021
Finite-Lived Intangible Assets, Net [Abstract]
Definite-Lived Intangible Assets, Net
8.	Definite-Lived Intangible Assets, Net
Intangible Assets, net as of June 30, 2021 and December 31, 2020, consist of the following (
in thousands
):

	June 30, 2021
	Carrying Amount	Accumulated Amortization	Net Amount
Trade names	$10,372	$(2,669)	$7,703
Foreign currency translation adjustment	341	(9)	332

Intangible Assets, Net	$10,713	$(2,678)	$8,035

	December 31, 2020
	Carrying Amount	Accumulated Amortization	Net Amount
Trade names	$10,372	$(2,099)	$8,273
Foreign currency translation adjustment	295	(34)	$261

Intangible Assets, Net	$10,667	$(2,133)	$8,534